Document and Entity Information	Nov. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-56540
Entity Registrant Name	KKR Private Equity Conglomerate LLC
Entity Central Index Key	0001957845
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-4368033
Entity Address, Address Line One	30 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	750-8300
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false